HELD FOR SALE - Narratives (Details) $ in Millions	3 Months Ended
	Dec. 31, 2025 USD ($) property	Sep. 30, 2025 USD ($) property	Jun. 30, 2025 USD ($) property	Mar. 31, 2025 USD ($) property	Dec. 31, 2024 property
Disclosure of financial assets [line items]
Proceeds from sales of investment property | $	$ 500	$ 176	$ 390	$ 642
Office Properties | United States
Disclosure of financial assets [line items]
Number of assets held for sale	5				3
Number of investment property sold	6	4	2
Office Properties | Australia
Disclosure of financial assets [line items]
Number of assets held for sale					1
Number of investment property sold				1
Mall Property | United States
Disclosure of financial assets [line items]
Number of assets held for sale					4
Number of investment property sold				2
Hotel | United States
Disclosure of financial assets [line items]
Number of assets held for sale	3				2
Number of investment property sold	6	10		2
Logistics Property | United States
Disclosure of financial assets [line items]
Number of investment property sold				1
Logistics Property | Europe
Disclosure of financial assets [line items]
Number of assets held for sale					6
Number of investment property sold				6
Logistics Property | Japan
Disclosure of financial assets [line items]
Number of investment property sold			1
Logistics Property | South Korea
Disclosure of financial assets [line items]
Number of investment property sold			1
Logistics Property | Spain
Disclosure of financial assets [line items]
Number of investment property sold		1
Manufactured Housing Property | United States
Disclosure of financial assets [line items]
Number of assets held for sale					2
Number of investment property sold	68			2
Retail Assets | United States
Disclosure of financial assets [line items]
Number of assets held for sale	3
Number of investment property sold	2	2	2
Retail Assets | Brazil
Disclosure of financial assets [line items]
Number of investment property sold			2
Retail Assets | Canada
Disclosure of financial assets [line items]
Number of assets held for sale	1
Multifamily | United States
Disclosure of financial assets [line items]
Number of investment property sold		1